Ordinary shares - Additional Information (Detail)			12 Months Ended
	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares
Defined Benefit Plan Disclosure [Line Items]
Common Stock Value Authorized | $						$ 50,000
Common Stock, Par Value Per Share | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized				500,000,000	500,000,000	500,000,000
Common Stock, Shares, Outstanding				66,667,000	66,667,000
Common Stock, Shares, Issued				66,667,000	66,667,000
Common Stock, Value, Outstanding | $				$ 6,667,000	$ 6,667,000
Stock Issued During Period, Value, New Issues | ¥			¥ 170,694,201
IPO [member] | ADR [member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares	3,333,400	3,333,400
American Depository Share Representing Common Shares	5	5
Share Price | $ / shares		$ 9.25
Stock Issued During Period, Value, New Issues | $		$ 30,800,000
Proceeds from Issuance Initial Public Offering	¥ 170,700,000	$ 26,200,000